Long-Term Debt	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Long-Term Debt [Abstract]
Long-Term Debt

(10) LONG-TERM DEBT

On December 1, 2011 the Company and Zayo Capital, Inc. entered into a $315,000 senior secured term loan facility (the "Term Loan"). The net proceeds from the Term Loan were approximately $296,523 after deducting the discount on the Term Loan of $9,450 and debt issuance costs of approximately $9,027. The Term Loan is being accreted to its par value over the term of the loan as additional interest expense. The effective interest rate on the Term Loan issued is 8.26%. The proceeds of the Term Loan were used to partially fund the acquisition of 360networks (See Note 4 – Acquisitions). The Term Loan has a maturity date of September 15, 2016 and the borrowings thereunder bear interest at varying levels based on the London Interbank Offered Rate ("LIBOR") plus a spread of 5.5 percent (subject to a minimum LIBOR rate of 1.5 percent) or a specified base rate plus a spread of 4.5 percent. As of March 31, 2012, the applicable interest rate on the Term Loan was 7.0 percent. The balance on the Term Loan was $305,440, net of the unamortized discount of $8,772, as of March 31, 2012.

The Company is required to make quarterly principal payments on the Term Loan of approximately $788. Additionally, the Company will be required to make principal prepayments on the Term Loan from specified excess cash flows from operations and from the net proceeds of specified types of asset sales, debt issuances and condemnation events. Any balance remaining on the Term Loan on September 15, 2016 will be due on that date.

In March 2010, the Company co-issued, with its 100 percent owned finance subsidiary — Zayo Capital Inc. (at an issue price of 98.779%), $250,000 of Senior Secured Notes (the "Notes"). The Notes bear interest at 10.25% annually and mature on March 15, 2017. The net proceeds from this debt issuance were approximately $239,050 after deducting the discount on the Notes of $3,052 and debt issuance costs of approximately $7,898. The Notes are being accreted to their par value over the term of the Notes as additional interest expense. The effective interest rate of the Notes issued in March is 10.87%. The Company used a portion of the proceeds from this issuance of the Notes to repay its term loans in March of 2010.

In September 2010, the Company completed an offering of an additional $100,000 in Notes (at an issue price of 103%). These Notes are part of the same series as the $250,000 Notes and also accrue interest at a rate of 10.25% and mature on March 15, 2017. The net proceeds from this debt issuance were approximately $98,954 after adding the premium on the Notes of $3,000 and deducting debt issuance costs of approximately $4,046. The effective interest rate on the Notes issued in September is 10.41%. The Company used a portion of the proceeds from this issuance of the Notes to fund the merger with AFS (See Note 4 — Acquisitions).

The balance of the Notes was $350,127 and $350,147 at March 31, 2012 and June 30, 2011, net of unamortized premiums and discounts of $127 and $147, respectively.

In October 2010, in connection with the AFS merger, the Company issued a promissory note to the former owners of AFS in the amount of $4,500. The note is a non-interest bearing note and is due in full on October 1, 2012. The Company recorded this note at its fair value on the acquisition date, which was determined to be $4,141. Management estimated the imputed interest associated with this note on the acquisition date to be $359, which is being recognized over the term of the promissory note. The Company recognized interest expense and a corresponding increase to the promissory note obligation of $44 and $42 during the three months ended March 31, 2012 and 2011, respectively, and $130 and $83 during the nine months ended March 31, 2012 and 2011, respectively. The balance of the promissory note was $4,397 and $4,266 as of March 31, 2012 and June 30, 2011, respectively.

In March 2010, the Company also entered into a revolving line-of-credit (the "Revolver"). Concurrent with offering the $100,000 Notes in September 2010, the Company amended the terms of its Revolver to increase the borrowing capacity from $75,000 to $100,000 (adjusted for letter of credit usage). The Company has capitalized $2,248 in debt issuance costs associated with the Revolver.

The Revolver expires on March 1, 2014 and bears interest at the option of the Company at either a base rate or a Eurodollar rate plus the applicable margin which is based on the following table:

Level	Leverage Ratio	Applicable Margin for LIBOR Advances	Applicable Margin for Base Rate Advances
I	Greater than or equal to 3.25 to 1.00	4.50%	3.50%
II	Greater than or equal to 2.50 to 1.00 but less than 3.25 to 1.00	4.00%	3.00%
III	Greater than or equal to 1.75 to 1.00 but less than 2.50 to 1.00	3.75%	2.75%
IV	Less than 1.75 to 1.00	3.50%	2.50%

The leverage ratio as defined in the Revolver is determined based on the Company's total outstanding debt (including capital leases) divided by the previous quarter's annualized earnings before interest expense, income taxes, depreciation and amortization. In addition to the interest rate on outstanding borrowings, the Company is required to pay an unused line fee of 0.5% on any undrawn portion of the Revolver.

As of March 31, 2012, $30,000 was outstanding under the Revolver. No amounts were outstanding on the Revolver as of June 30, 2011. Standby letters of credit were outstanding in the amount of $6,166 and $6,420 as of March 31, 2012 and June 30, 2011, respectively, resulting in $63,834 and $93,580 being available on the Revolver as of March 31, 2012 and June 30, 2011, respectively. Outstanding letters of credit backed by the Revolver accrue interest at a rate ranging from 3.5 to 4.5 percent per annum based upon the Company's leverage ratio. As of March 31, 2012, the interest rate was 4.75 percent.

Aggregate future contractual maturities of long-term debt (excluding issue discounts and premiums) were as follows as of March 31, 2012:

Year ending June 30,
2012 (remaining three months)	$788
2013	7,650
2014	33,150
2015	3,150
2016	3,150
2017	650,825

Total	$698,713

Guarantees

The Notes, the Term Loan and the amounts outstanding under the Revolver are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by all of the Company's current and future domestic restricted subsidiaries. The Notes were co-issued with Zayo Group Capital, Inc., which is a 100 percent owned finance subsidiary of the parent and does not have independent assets or operations.

Debt issuance costs

Debt issuance costs have been capitalized on the accompanying consolidated balance sheets and are being amortized using the effective interest rate method over the term of the respective borrowing agreement, unless terminated earlier, at which time the unamortized costs are immediately expensed. The balance of debt issuance costs as of March 31, 2012 and June 30, 2011 was $18,093 (net of accumulated amortization of $5,126) and $11,446 (net of accumulated amortization of $2,746), respectively. Interest expense associated with the amortization of debt issuance costs was $1,059 and $593 during the three months ended March 31, 2012 and 2011, respectively and $2,380 and $1,685 during the nine months ended March 31, 2012 and 2011, respectively. The amortization of debt issuance costs is included on the condensed consolidated statements of cash flows within the caption "non-cash interest expense" along with the amortization or accretion of the premium and discount on the Company's outstanding Notes and Term Loan.

Debt covenants

The agreements governing the Term Loan and Revolver (collectively, the "Credit Agreements") contain two primary financial covenants: (1) a maximum senior secured leverage ratio and (2) a minimum fixed-charge coverage ratio. In connection with entering into the Term Loan agreement, the financial covenants associated with the Revolver were amended in order to conform to the financial covenants included in the Term Loan agreement. Pursuant to the Credit Agreements, the Company must adhere to the following financial covenants:

Senior Secured Leverage ratio: Pursuant to the Credit Agreements, the Company shall not permit, at the end of each applicable fiscal quarter its consolidated senior secured leverage ratio, which is defined in the Credit Agreement as the ratio of the Company's consolidated secured funded debt to the Company's annualized EBITDA (as defined in the Credit Agreements), for the immediately preceding twelve month period then ended to be greater than the required amount for the applicable period set forth below:

Applicable Period	Applicable Ratio
For the twelve-month periods ending December 31, 2011 and March 31, 2012	4.50 to 1.00
For the twelve-month periods ending June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013, June 30, 2013 and September 30, 2013	4.00 to 1.00
For the twelve-month periods ending December 31, 2013 and for each fiscal quarter thereafter	3.50 to 1.00

Fixed-charge coverage ratio: Pursuant to the Credit Agreements, the Company shall not permit at the end of each applicable fiscal quarter, its Fixed Charge Coverage Ratio, which is defined in the Credit Agreements as the ratio of the Company's Annualized EBITDA (as defined in the Credit Agreements) during the most recent quarter minus speculative Capital Expenditures (as defined in the Credit Agreements) for the twelve month period then ended to interest expense for the twelve month period then ended to be less than the required amount for the applicable period set forth below:

Applicable Period	Applicable Ratio

For the twelve-month periods ending December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012	2.25 to 1.00

For the twelve-month periods ending March 31, 2013 and June 30, 2013	2.50 to 1.00

For the twelve-month periods ending September 30, 2013 and December 31, 2013	2.75 to 1.00

For the twelve-month periods ending March 31 2014, June 30, 2014 and September 30, 2014	3.00 to 1.00

For the twelve-month periods ending December 31, 2014 and for each fiscal quarter thereafter	3.25 to 1.00

The Credit Agreements also require the Company and its subsidiaries to comply with the affirmative and negative covenants customarily applicable to similar credit agreements, including covenants restricting the ability of the Company and its subsidiaries, subject to specified exceptions, to incur additional indebtedness, make additional guaranties, incur additional liens on assets, engage in mergers or acquisitions or dispose of assets, pay dividends, or make other distributions, voluntarily prepay certain other indebtedness, enter into transactions with affiliated persons, make investments and amend the terms of certain other indebtedness.

The Credit Agreements do not contain any restrictions on the Company's subsidiaries' ability to pay dividends to Zayo Group, LLC.

The Credit Agreements contain customary events of default, including among others, non-payment of principal, interest, or other amounts when due, inaccuracy of representations and warranties, breach of covenants, cross default to certain other insolvency or inability to pay debts, bankruptcy, or a change of control.

The Company was in compliance with all covenants associated with its debt agreements as of March 31, 2012.

Redemption rights

At any time prior to March 15, 2013, the Company may redeem all or part of the Notes at a redemption price equal to the sum of (i) 100 percent of the principal amount thereof, plus (ii) the applicable premium as of the date of redemption, plus (iii) accrued and unpaid interest and additional interest, if any, to the date of redemption, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date. The applicable premium is the greater of (i) 1.0% of the principal amount of the redeemed Notes and (ii) the excess of (A) the present value at the date of redemption of (1) the redemption price of the Notes at March 15, 2013, plus (2) all remaining required interest payments due on such Notes through March 15, 2013 (excluding accrued but unpaid interest to the date of redemption), discounted to present value using a discount rate equal to the Treasury Rate plus 50 basis points, over (B) the principal amount of such Notes.

On or after March 15, 2013, the Company may redeem all or part of the Notes, at the redemption prices (expressed as percentages of principal amount and set forth below), plus accrued and unpaid interest and additional interest, if any, thereon, to the applicable redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on March 15 of the years indicated below:

Year	Redemption Price
2013	105.125%
2014	102.563%
2015 and thereafter	100.000%

In the event of an equity offering, at any time prior to March 15, 2013, the Company may redeem up to 35% of the aggregate principal amount of the Notes issued under the Company's indenture at a redemption price of 110.25% of the principal amount thereof, plus accrued and unpaid interest and additional interest, if any, thereon to the redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds of one or more equity offerings, provided that at least (i) 65% of the aggregate principal amount of the Notes issued under the indenture remains outstanding immediately after the occurrence of such redemption and (ii) the redemption must occur within 90 days of the date of the closing of such equity offering.

The Company may purchase the Notes in open-market transactions, tender offers, or otherwise. The Company is not required to make any mandatory redemption or sinking fund payments with respect to the Notes.

The Company, at any time prior to December 1, 2012, may voluntarily make prepayments against the principal balance of the Term Loans. If the source of such prepayments is from proceeds of Funded Debt, as defined in the Term Loan Agreement, having a lower interest rate than the applicable Term Loan rate, such prepayments will be accompanied by a premium payment of 1.0% of the aggregate prepayment amount. The Company may make prepayments on the Term Loans at any time without incurring a 1.0% premium charge if the prepayment is from a source other than Funded Debt having a lower interest rate than the applicable Term Loan rate and at any time after December 1, 2012, regardless of the source.

(10) LONG-TERM DEBT

In March 2010, the Company co-issued, with its 100 percent owned finance subsidiary — Zayo Capital Inc. (at an issue price of 98.779%), $250,000 of Senior Secured Notes (the "Notes"). The Notes bear interest at 10.25% annually and are due on March 15, 2017. The net proceeds from this debt issuance were approximately $239,050 after deducting the discount on the Notes of $3,052 and debt issuance costs of approximately $7,898. The Notes are being accreted to their par value over the term of the Notes as additional interest expense. The effective interest rate of the Notes issued in March is 10.87%. The Company used a portion of the proceeds from this issuance of the Notes to repay its term loans in March of 2010.

In September 2010, the Company completed an offering of an additional $100,000 in Notes (at an issue price of 103%). These Notes are part of the same series as the $250,000 Senior Secured Notes and also accrue interest at a rate of 10.25% and mature on March 15, 2017. The net proceeds from this debt issuance were approximately $98,954 after adding the premium on the Notes of $3,000 and deducting debt issuance costs of approximately $4,046. The effective interest rate on the Notes issued in September is 10.41%. The Company used a portion of the proceeds from this issuance of the Notes to fund the merger with AFS (See Note 4 — Acquisitions).

The balance of the Notes was $350,147 and $247,080 at June 30, 2011 and 2010, net of unamortized premiums and discounts of $147 and ($2,920), respectively.

In October 2010, in connection with the AFS merger, the former owners of AFS provided the Company with a promissory note in the amount of $4,500. The note is a non-interest bearing note and is due in full on October 1, 2012. The Company recorded this note at its fair market value on the acquisition date, which was determined to be $4,141. Management estimated the imputed interest associated with this note on the acquisition date to be $359, which is being recognized over the term of the promissory note. During the year ended June 30, 2011, the Company recognized interest expense and a corresponding increase to the promissory note obligation of $126.

In September 2009, the Company entered into a $30,000 term loan to finance the FiberNet acquisition. This loan was paid off in March 2010 with the proceeds from the Notes issued in March, 2010.

In March 2010, the Company also entered into a revolving line-of-credit (the "Revolver"). Concurrent with offering the $100,000 Notes in September 2010, the Company amended the terms of its Revolver to increase the borrowing capacity from $75,000 to $100,000 (adjusted for letter of credit usage). The Company has capitalized $2,248 in debt issuance costs associated with the new Revolver.

The Revolver expires on March 1, 2014 and bears interest at the option of the Company at either a base rate or as a Eurodollar rate plus the applicable margin which is based on the following table:

Level	Leverage Ratio	Applicable Margin for LIBOR Advances	Applicable Margin for Base Rate Advances
I	Greater than or equal to 3.25 to 1.00	4.50%	3.50%
II	Greater than or equal to 2.50 to 1.00 but less than 3.25 to 1.00	4.00%	3.00%
III	Greater than or equal to 1.75 to 1.00 but less than 2.50 to 1.00	3.75%	2.75%
IV	Less than 1.75 to 1.00	3.50%	2.50%

The leverage ratio as defined in the credit agreement is determined based on the Company's total outstanding debt (including capital leases) divided by the previous quarter's annualized earnings before interest expense, income taxes, depreciation and amortization. In addition to the interest rate on outstanding borrowings, the Company is required to pay an unused line fee of 0.5% on any undrawn portion of the Revolver.

As of June 30, 2011 and 2010, no amounts were outstanding under the Revolver. Standby letters of credit were outstanding in the amount of $6,420 resulting in $93,580 being available on the Revolver as of June 30, 2011. Outstanding letters of credit backed by the Revolver accrue interest at a rate ranging from 3.5 to 4.5 percent per annum based upon the Company's leverage ratio. As of June 30, 2011, the interest rate was 4.0 percent.

Guarantees

The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by all of the Company's current and future domestic restricted subsidiaries. The Notes were co-issued with Zayo Group Capital, Inc., which is a 100 percent owned finance subsidiary of the parent and does not have independent assets or operations.

Debt issuance costs

Debt issuance costs have been capitalized on the accompanying consolidated balance sheets and are being amortized using the effective interest rate method over the term of the borrowing agreements, unless terminated earlier, at which time the unamortized costs are immediately expensed. The unamortized debt issuance costs of $5,881 associated with the term loans (Tranche A through D) and the Revolver maturing in 2013 were expensed in March 2010 upon the settlement of those credit agreements. The balance of debt issuance costs as of June 30, 2011 and 2010 was $11,446 (net of accumulated amortization of $2,746) and $9,560 (net of accumulated amortization of $526), respectively. Interest expense associated with the amortization of debt issuance costs was $2,220, $1,624 and $1,114 during the years ended June 30, 2011, 2010 and 2009, respectively.

Debt covenants

The Company's credit agreement associated with the $100,000 Revolver contains two financial covenants: (1) a maximum leverage ratio and (2) a minimum fixed-charge coverage ratio.

Leverage ratio: The Company must not exceed a consolidated leverage ratio, which is defined as funded debt to annualized earnings before interest, taxes, depreciation and amortization, non-cash charges or reserves and certain extraordinary or non-recurring gains or losses ("modified EBITDA") of 4.25x the last quarter's annualized modified EBITDA.

Fixed-charge coverage ratio: The Company must maintain a consolidated fixed-charge coverage ratio, as determined under the credit agreement, of at least 1.1x for the periods ending March 31 and June 30, 2011; 1.15x for the periods ending September 30 and December 31, 2011 and March 31 and June 30, 2012; and 1.25x for the periods ending September 30, 2012 and each fiscal quarter thereafter.

The Company's credit agreement restricts certain dividend payments to the Company's parent. Under the terms of the agreement, if the Company's Revolver availability is in excess of $32,500 the Company may pay an annual dividend to its parent of up to $45,000, which is limited based upon the following leverage ratios:

Leverage Ratio	Maximum Annual Dividend Payment
> 3.5x	$—
< 3.5x but > 2.5x	$25,000
<,2.5x but > 1.5x	$35,000
<1.5x	$45,000

The Company does not have any restrictions on its subsidiaries' ability to pay dividends to Zayo Group.

The Company's credit agreement contains customary representations and warranties, affirmative and negative covenants, and customary events of default, including among others, non-payment of principal, interest, or other amounts when due, inaccuracy of representations and warranties, breach of covenants, cross default to indebtedness in excess of $10,000, insolvency or inability to pay debts, bankruptcy, or a change of control.

The Company was in compliance with all covenants associated with its Notes and credit agreement as of June 30, 2011.

Redemption rights

At any time prior to March 15, 2013, the Company may redeem all or part of the Notes at a redemption price equal to the sum of (i) 100 percent of the principal amount thereof, plus (ii) the applicable premium as of the date of redemption, plus (iii) accrued and unpaid interest and additional interest, if any, to the date of redemption, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date. The applicable premium is the greater of (i) 1.0% of the principal amount of the redeemed Notes and (ii) the excess of (A) the present value at the date of redemption of (1) the redemption price of the Notes at March 15, 2013, plus (2) all remaining required interest payments due on such Notes through March 15, 2013 (excluding accrued but unpaid interest to the date of redemption), discounted to present value using a discount rate equal to the Treasury Rate plus 50 basis points, over (B) the principal amount of such Notes.

On or after March 15, 2013, the Company may redeem all or part of the Notes, at the redemption prices (expressed as percentages of principal amount and set forth below), plus accrued and unpaid interest and additional interest, if any, thereon, to the applicable redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on March 15 of the years indicated below:

Year	Redemption Price
2013	105.125%
2014	102.563%
2015 and thereafter	100.000%

In the event of an equity offering, at any time prior to March 15, 2013, the Company may redeem up to 35% of the aggregate principal amount of the Notes issued under the Company's indenture at a redemption price of 110.25% of the principal amount thereof, plus accrued and unpaid interest and additional interest, if any, thereon to the redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds of one or more equity offerings, provided that at least (i) 65% of the aggregate principal amount of the Notes issued under the indenture remains outstanding immediately after the occurrence of such redemption and (ii) the redemption must occur within 90 days of the date of the closing of such equity offering.

The Company may purchase the Notes in open-market transactions, tender offers, or otherwise. The Company is not required to make any mandatory redemption or sinking fund payments with respect to the Notes.

Interest rate derivatives

On June 30, 2008, the Company entered into an interest rate swap agreement on a notional value of $60,000 with a maturity date of September 13, 2010. There was no up-front cost for this agreement. The contract stated that the Company shall pay 3.69% fixed for the term of the agreement. The counterparty either paid to the Company or received from the Company the difference between actual LIBOR and the fixed rate.

On March 23, 2009, the Company entered into another interest rate swap agreement on a notional value of $40,000 with a maturity date of September 13, 2010. There was no up-front cost for this agreement. The contract stated that the Company shall pay 1.42% fixed for the term of the agreement. The counterparty either paid to the Company or received from the Company the difference between actual LIBOR and the fixed rate.

Any changes in fair value of interest rate swaps are recorded as an increase or decrease in interest expense in the consolidated statements of operations for the applicable period. During the years ended June 30, 2011, 2010 and 2009, $0, $744 and $3,143, respectively were recorded as an increase in interest expense for the change in the fair value of the interest rate swaps.

The Company made payments on the swaps of $566, $2,462 and $859 during the years ended June 30, 2011, 2010 and 2009, respectively. The liability associated with the swaps was $566 as of June 30, 2010 and is classified as an accrued expense on the consolidated balance sheets.